Supplementary Financial Statement Information (Schedule Of Interest Income And Interest Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Interest expense (a)	[1]	$ 695	$ 644	$ 677
Interest income (a)	[1]	175	89	70
Capitalized interest costs		$ 28	$ 25	$ 23

[1]	Interest expense and interest income exclude approximately $25 million and $38 million in 2015 and 2014, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 12).